Significant Accounting Policies - Advertising Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Sales and marketing | Inspirato LLC
Advertising expenses	$ 8.5	$ 2.1	$ 2.6